CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
REVENUES	$ 143,393	$ 123,011	$ 280,007	$ 239,406
COST OF REVENUES	34,974	28,919	67,859	56,742
GROSS MARGIN	108,419	94,092	212,148	182,664
EXPENSES
Sales and marketing	17,321	14,315	34,374	27,551
Research and development	21,738	18,155	41,805	34,724
General and administrative	14,591	12,700	28,035	24,342
Other charges	2,455	1,289	4,388	2,771
Amortization of intangible assets	15,484	16,086	30,158	31,134
TOTAL EXPENSES	71,589	62,545	138,760	120,522
INCOME FROM OPERATIONS	36,830	31,547	73,388	62,142
INTEREST EXPENSE	(340)	(284)	(677)	(562)
INVESTMENT INCOME	2,009	461	3,570	614
INCOME BEFORE INCOME TAXES	38,499	31,724	76,281	62,194
INCOME TAX EXPENSE
Current	12,252	7,498	19,873	12,339
Deferred	(1,869)	1,324	(1,061)	3,838
TOTAL INCOME TAX EXPENSE	10,383	8,822	18,812	16,177
NET INCOME	$ 28,116	$ 22,902	$ 57,469	$ 46,017
EARNINGS PER SHARE
Basic	$ 0.33	$ 0.27	$ 0.68	$ 0.54
Diluted	$ 0.32	$ 0.27	$ 0.66	$ 0.53
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic	85,083	84,783	85,017	84,774
Diluted	86,783	86,338	86,764	86,344